Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits
Deposits
	December 31,	December 31,
	2021	2020
		(Adjusted – Note 2)
Building	$43,309	$43,309
Aircraft	191,166	382,521
	234,475	425,830